Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 6,007,615	$ 3,132,298
Accounts receivable, net		167,477	86,582
Other receivables from an affiliate, net		291,540	16,927
Inventories		1,879,542	37,335
Prepaid expenses and other current assets		1,324,016	194,740
TOTAL CURRENT ASSETS		9,670,190	3,467,882
Operating lease right-of-use assets, net		8,470	23,698
Property, plant and equipment, net		59,340	64,379
Intangible assets		2,609,739	2,680,035
Deferred offering costs			628,232
Prepaid expenses, non-current		1,431,658
TOTAL ASSETS		13,779,397	6,864,226
CURRENT LIABILITIES
Operating lease liabilities, current		6,764	16,581
Accounts payable		413,290	26,866
Accrued expenses and other liabilities		437,859	182,360
TOTAL CURRENT LIABILITIES		1,643,578	263,060
Deferred tax liabilities			1,463
Operating lease liabilities, non-current			5,684
Accrued expenses and other liabilities, non-current			3,773
Warrant Liabilities		14,991,482
TOTAL LIABILITIES		16,635,060	273,980
Commitments and contingencies
SHAREHOLDERS’ EQUITY (DEFICIT)
Common shares ($0.0001 par value, 500,000,000 shares authorized; 70,789,261 and 64,730,411 issued and outstanding as of December 31, 2025 and 2024, respectively)	[1]	7,079	6,473
Additional paid-in capital	[1]	7,161,681	8,465,744
Accumulated deficits		(10,238,359)	(1,927,043)
Accumulated other comprehensive income		213,936	45,072
Total shareholders’ equity (deficit)		(2,855,663)	6,590,246
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)		13,779,397	6,864,226
Affiliates
CURRENT LIABILITIES
Due to affiliates		$ 785,665	$ 37,253

[1]	Shares related information and additional paid-in capital are retrospectively restated for effect of recapitalization completed on August 28, 2025.